Segment Information	12 Months Ended
Mar. 31, 2014
Segment Information

34. Segment Information

Financial information about the operating segments reported below is that which is available by segment and evaluated regularly by the management in deciding how to allocate resources and in assessing performance.

From July 1, 2013, in conjunction with the acquisition of Robeco, goodwill and other intangible assets have been allocated to the relevant segments. In addition, from November 1, 2013, ORIX’s Information and Communication Technology Department which was previously included in the Maintenance Leasing Segment, is disclosed as part of the Corporate Financial Services Segment due to reorganization of operation management.

Due to these changes, the reclassified figures are shown for the years ended March 31, 2012 and 2013.

An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Lending, leasing and fee business

Maintenance Leasing	:	Automobile leasing and rentals, car sharing, and precision measuring and IT-related equipment rentals and leasing

Real Estate	:	Real estate development, rental and financing, facility operation, REIT asset management and real estate investment advisory services

Investment and Operation	:	Environment and energy-related business, principal investment and loan servicing (asset recovery)

Retail	:	Life insurance, banking and card loan business

Overseas Business	:	Leasing, lending, investment in bonds, investment banking, asset management and ship- and aircraft-related operations

Financial information of the segments for the years ended March 31, 2012, 2013 and 2014 is as follows:

Year ended March 31, 2012	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥76,393	¥228,007	¥222,631	¥73,293	¥160,071	¥187,240	¥947,635
Interest revenue	20,242	2	10,729	21,716	29,041	32,210	113,940
Interest expense	10,336	3,609	15,213	5,759	7,195	19,216	61,328
Depreciation and amortization	3,738	98,495	17,574	1,742	8,916	28,194	158,659
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,461	(173)	2,988	7,427	1,128	3,811	17,642
Write-downs of long-lived assets	793	0	11,311	713	0	798	13,615
Increase in policy liabilities	0	0	0	0	6,421	0	6,421
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	687	146	1,321	7,033	(9,996)	6,299	5,490
Discontinued operations	475	0	1,608	(3,309)	1,749	661	1,184
Segment profits	22,989	33,253	1,349	15,983	19,352	49,768	142,694
Segment assets	946,468	490,869	1,390,518	471,923	1,742,906	1,081,190	6,123,874
Long-lived assets	27,132	327,386	977,102	33,964	44,986	195,207	1,605,777
Expenditures for long-lived assets	909	126,779	22,945	507	14	63,506	214,660
Investment in affiliates	16,842	880	84,697	61,469	79,255	88,564	331,707

	Millions of yen
Year ended March 31, 2013	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥76,128	¥234,651	¥215,212	¥121,933	¥188,695	¥202,516	¥1,039,135
Interest revenue	17,946	15	9,062	22,573	45,854	35,830	131,280
Interest expense	10,181	3,624	12,083	4,469	6,674	18,249	55,280
Depreciation and amortization	2,610	106,254	18,369	2,110	10,631	31,695	171,669
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	331	(77)	(449)	5,532	2,611	2,438	10,386
Write-downs of long-lived assets	0	0	12,075	1,723	0	328	14,126
Increase in policy liabilities	0	0	0	0	20,990	0	20,990
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,145	176	(631)	7,251	4,680	9,521	22,142
Discontinued operations	0	0	3,662	(841)	632	575	4,028
Segment profits	25,932	34,913	5,582	34,937	43,209	52,756	197,329
Segment assets	943,295	549,300	1,133,170	444,315	1,994,140	1,318,434	6,382,654
Long-lived assets	27,485	381,746	864,754	49,441	92,817	280,218	1,696,461
Expenditures for long-lived assets	1,943	160,420	22,276	1,200	206	109,426	295,471
Investment in affiliates	18,020	1,459	73,141	65,713	25,205	143,019	326,557

	Millions of yen
Year ended March 31, 2014	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥76,877	¥251,366	¥198,450	¥178,532	¥211,468	¥416,226	¥1,332,919
Interest revenue	15,250	12	3,789	17,258	50,381	34,760	121,450
Interest expense	8,594	3,687	8,812	3,939	5,592	28,042	58,666
Depreciation and amortization	3,170	117,357	19,200	2,760	12,644	41,551	196,682
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(974)	363	2,079	2,615	3,485	5,673	13,241
Write-downs of long-lived assets	0	1,292	16,958	15	0	1,046	19,311
Increase in policy liabilities	0	0	0	0	28,429	0	28,429
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	792	152	4,709	68,216	3,920	6,793	84,582
Discontinued operations	0	0	8,832	383	238	(279)	9,174
Segment profits	24,874	37,062	17,956	94,111	49,871	69,688	293,562
Segment assets	992,078	622,009	962,404	565,740	2,166,986	1,972,138	7,281,355
Long-lived assets	26,665	433,342	773,146	71,403	76,491	396,948	1,777,995
Expenditures for long-lived assets	3,505	176,952	32,056	22,428	195	117,419	352,555
Investment in affiliates	18,909	1,718	62,504	76,734	10,971	143,454	314,290

Segment figures reported in these tables include operations classified as discontinued operations in the accompanying consolidated statements of income.

The accounting policies of the segments are almost the same as those described in Note 1 (“Significant Accounting and Reporting Policies”) except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, income from discontinued operations and the consolidation of certain variable interest entities (VIEs). Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax basis. Also, net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses (per-tax) attributable to ORIX Corporation Shareholders. On the other hand, income from discontinued operations is included in segment profits or losses because the management considers such disposal activities as part of the ordinary course of business. Net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests and income from discontinued operations, which are recognized net of tax in the accompanying consolidated statements of income, are adjusted to profit or loss before income taxes, when calculating segment profits or losses. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities, write-downs of certain long-lived assets and certain foreign exchange gains or losses are excluded from the segment profits or losses, and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, other operating assets, investment in affiliates, inventories, advances for investment in operating leases (included in other assets), advances for investment in other operating assets (included in other assets) and goodwill and other intangible assets recognized as a result of business combination (included in other assets). This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

For those VIEs that are used for securitization and are consolidated in accordance with ASC 810 (“Consolidations”), for which the VIE’s assets can be used only to settle related obligations of those VIEs and the creditors (or beneficial interest holders) do not have recourse to other assets of the Company or its subsidiaries, segment assets are measured based on the amount of the Company and its subsidiaries’ net investments in the VIEs, which is different from the amount of total assets of the VIEs, and accordingly, segment revenues are also measured at a net amount representing the revenues earned on the net investments in the VIEs.

Certain gains or losses related to assets and liabilities of consolidated VIEs, which are not ultimately attributable to the Company and its subsidiaries, are excluded from segment profits.

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2012	2013	2014
Segment revenues:
Total revenues for segments	¥947,635	¥1,039,135	¥1,332,919
Revenues related to corporate assets	5,564	4,118	4,935
Revenues related to assets of certain VIEs	41,833	33,210	30,404
Revenues from discontinued operations	(30,253)	(20,699)	(26,607)

Total consolidated revenues	¥964,779	¥1,055,764	¥1,341,651

Segment profits:
Total segment profits	¥142,694	¥197,329	¥293,562
Corporate interest expenses, general and administrative expenses	(14,690)	(23,133)	(17,387)
Corporate other gains (losses)	(3,689)	(11,784)	(4,467)
Gains (losses) related to assets or liabilities of certain VIEs	2,583	2,832	17,003
Discontinued operations, pre-tax	(1,775)	179	(12,182)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect	2,392	7,149	7,197

Total consolidated income before income taxes and discontinued operations	¥127,515	¥172,572	¥283,726

Segment assets:
Total segment assets	¥6,123,874	¥6,382,654	¥7,281,355
Cash and cash equivalents, restricted cash and time deposits	934,257	941,571	921,499
Allowance for doubtful receivables on direct financing leases and probable loan losses	(136,588)	(104,264)	(84,796)
Other receivables	188,108	196,626	239,958
Other corporate assets	357,244	354,433	458,225
Assets of certain VIEs	865,935	668,690	253,151

Total consolidated assets	¥8,332,830	¥8,439,710	¥9,069,392

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2012
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥768,955	¥130,717	¥95,360	¥(30,253)	¥964,779
Income before Income Taxes*1	74,966	26,894	27,430	(1,775)	127,515

	Millions of yen
	Year Ended March 31, 2013
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥843,625	¥130,561	¥102,277	¥(20,699)	¥1,055,764
Income before Income Taxes*1	116,235	27,458	28,700	179	172,572

	Millions of yen
	Year Ended March 31, 2014
	Japan	America*2	Other*3*4	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥923,242	¥149,610	¥295,406	¥(26,607)	¥1,341,651
Income before Income Taxes*1	208,829	42,901	44,178	(12,182)	283,726

*1	Results of discontinued operations before applicable tax effect are included in each amount attributed to each geographic area.
*2	Mainly United States
*3	Mainly Asia, Europe, Australasia and Middle East
*4	Robeco, one of the Company’s subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, “Other” locations include the total revenues and the income before income taxes of Robeco, respectively, for the fiscal year ended March 31, 2014. The revenues of Robeco aggregated on a legal entity basis were ¥58,997 million in America and ¥52,030 million in other for the fiscal year ended March 31, 2014.

ASC 280 (“Segment Reporting”) requires disclosure of revenues from external customers for each product and service as enterprise-wide information. The consolidated statements of income in which the revenues are categorized based on the nature of the types of business conducted include the required information.

No single customer accounted for 10% or more of the Company’s total revenues for the fiscal years ended March 31, 2012, 2013 and 2014.